Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 289,676	$ 202,107	$ 162,237	$ 144,297
Restricted cash - Carrying Amount	15,330	12,334
Investments - Carrying Amount	1,000	1,000	$ 1,000
Debt - Carrying amount	(1,400,094)	(1,418,336)
Cash and cash equivalents - Fair Value	289,676	202,107
Restricted cash - Fair value	15,330	12,334
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,399,447)	$ (1,417,430)